Financial Instruments - Additional Information (Details) € in Millions, £ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 244.5				€ 200.5
Recognised assets representing continuing involvement in derecognised financial assets	0.0				0.0
Derivatives | Swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	306.6			£ 258.1
Derivatives | Swap contract | Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Notional amount | £				£ 220.2
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	836.5
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	67.8				€ 70.4
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	553.2
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	788.7		$ 926.0
Repayments of non-current borrowings	8.2	$ 9.6
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	80.0
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400.0
Interest rate	3.25%		3.25%	3.25%